Borrowings and Derivative Liabilities	3 Months Ended	12 Months Ended
	Mar. 30, 2025	Dec. 29, 2024
Borrowings and Derivative Liabilities [Abstract]
Borrowings and Derivative Liabilities

(10) Borrowings and Derivative Liabilities

The Company’s borrowings and derivative liabilities consisted of the following (in thousands):

	As of
	March 30,	December 29,
	2025	2024
July 2024 Notes	$18,267	$17,965
July 2024 Notes derivative liability	11,885	13,563
July 2024 Notes - related parties	25,119	24,632
July 2024 derivative liability - related parties	18,514	21,127
September 2024 Notes	9,083	5,636
September 2024 Notes derivative liability	45,724	55,474
September 2024 Notes - related party	890	476
September 2024 Notes - derivative liability - related party	5,872	6,958
Revolver Loan	1,500	1,500
Total Notes payable	136,854	147,331
Less current portion	(1,500)	(1,500)
Notes payable and convertible notes, net of current portion	$135,354	$145,831

12% Senior Unsecured Convertible Notes

In July 2024, the Company issued $46.0 million of senior unsecured convertible notes (“July 2024 Notes”) to various lenders. Of the July 2024 Notes, $10.0 million were issued to a third party, $18.0 million were issued to a related party affiliated with the Company’s Chief Executive Officer and a director, Rodgers Massey Revocable Living Trust, and $18.0 million were issued in exchange for the cancellation of indebtedness as discussed below of which $10.0 million were issued to Carlyle which was also deemed to be a related party. The July 2024 Notes bear interest at 12% per annum, and the principal is payable in full at maturity on July 1, 2029. The interest is payable in cash on January 1 and July 1 of each year, beginning on July 1, 2025. The interest rate increases by 3% in the event of default. The July 2024 Notes are convertible into shares of the Company’s common stock at the option of the holder at a conversion rate of $1.68 per share. Holders of the July 2024 Notes may convert at any time. The July 2024 Notes may be declared due and payable at the option of the holder upon an event of default and upon a qualifying change of control event. The conversion option is required to be bifurcated as a derivative liability, and the Company recorded a derivative liability of $28.7 million on the issuance date with a corresponding debt discount.

In connection with the issuance of the July 2024 Notes, the Company issued the Cantor Warrant, as described in Note 9 - Warrants, to purchase shares of the Company’s common stock. At issuance, the Cantor Warrant had a fair value of $1.4 million, of which $0.9 million was recorded as a debt discount, and $0.5 million was included in the calculation of the Company’s gain on the troubled debt restructuring as further described below in the Exchange Agreement. The effective interest rate is 33.4% and 31.7% on the July 2024 Notes’ principal amounts of $28.0 million and $18.0 million, respectively.

There are no financial covenants. The July 2024 Notes are not in default. However, due to the Company’s delayed filing of its Form 10-K for the year ended December 29, 2024, the Company is required to pay incremental default interest of 0.5% beginning April 16, 2025 through April 30, 2025, the date upon which the Form 10-K was filed.

The carrying amount of the convertible July 2024 Notes, inclusive of the fair value of the derivative liability was as follows (in thousands):

	As of
	March 30,	December 29,
	2025	2024
July 2024 Notes	$70,190	$70,348
July 2024 Notes derivative liability	30,399	34,690
Less Unamortized debt discount	(26,804)	(27,751)
Total carrying amount of July 2024 Notes	$73,785	$77,287

Contingent interest payable upon default and included in the July 2024 Notes obligation was as follows (in thousands):

	As of
	March 30,	December 29,
	2025	2024
Contingent interest payable	$2,292	$2,426
Contingent interest payable - related parties	382	404
Total contingent interest payable	$2,674	$2,830

Interest expense and amortization of debt discount cost were as follows (in thousands):

	Thirteen Weeks Ended
	March 30,	March 31,,
	2025	2024
Interest expense	$1,379	$-
Amortization of debt discount	947	-
Total	$2,326	$-

Related parties portion of interest expense and amortization of debt discount included in the above amounts:
Interest expense - related parties	$837	$-
Amortization of debt discount - related parties	575	-
Total - related parties	$1,412	$-

7% Senior Unsecured Convertible Notes

In September 2024, the Company issued $66.8 million of senior unsecured convertible notes to various lenders (the “September 2024 Notes”), $4.0 million of which were issued to Rodgers Family Freedom and Free Markets Charitable Trust (“Massey Charitable Trust”), a related party and $4.0 million were issued to Rodgers Massey Revocable Living Trust (collectively with Massey Charitable Trust, “Massey Trusts”), also a related party. The September 2024 Notes bear interest at 7% per annum, and the principal is payable in full at maturity on July 1, 2029. The interest is payable in cash on January 1 and July 1 of each year, beginning on January 1, 2025. The September 2024 Notes are convertible into shares of the Company’s common stock at the option of the holder at a conversion rate of $2.14 per common share. Holders of the September 2024 Notes may convert at any time. The September 2024 Notes may be declared due and payable at the option of the holder upon an event of default and upon a qualifying change of control event. The conversion option is required to be bifurcated as a derivative liability, and the Company recorded a derivative liability of $91.5 million on the issuance date. As the fair value of the derivative liability exceeded the proceeds received, the Company recorded a corresponding financing loss of $24.7 million and debt discount for $66.8 million as of the issuance date as further described below in the Exchange Agreement. In December 2024, the Company issued an additional $13.0 million of September 2024 Notes for cash. The Company recognized a $10.9 million debt discount in connection with these additional proceeds. The Company issued an additional $0.2 million of September 2024 Notes in the quarter ended March 30, 2025. The effective interest rates are 27.6%, 47.3% and 7.0% on the September 2024 Notes’ principal amounts of $66.8 million, $13.0 million and $0.2 million, respectively.

There are no financial covenants. The September 2024 Notes are not in default. However, due to the Company’s delayed filing of its Form 10-K for the year ended December 29, 2024, the Company is required to pay incremental default interest of 0.5% beginning April 16, 2025 through April 30, 2025, the date upon which the Form 10-K was filed.

The carrying amount of the convertible September 2024 Notes, inclusive of the fair value of the derivative liability was as follows (in thousands):

	As of
	March 30,	December 29,
	2025	2024
September 2024 Notes	$80,000	$79,800
September 2024 Notes derivative liability	51,596	62,432
Less Unamortized debt discount	(70,027)	(73,688)
Total carrying amount of September 2024 Notes	$61,569	$68,544

Interest expense and amortization of debt discount cost were as follows (in thousands):

	Thirteen Weeks Ended
	March 30,	March 31,
	2025	2024
Interest expense	$1,405	$-
Amortization of debt discount	3,661	-
Total	$5,066	$-

Related parties portion of interest expense and amortization of debt discount included in the above amounts:
Interest expense - related parties	$140	$-
Amortization of debt discount - related parties	413	-
Total - related parties	$553	$-

Exchange Agreement

On July 1, 2024, the Company entered into an Exchange Agreement (the “Exchange Agreement”) with Carlyle, deemed to be a related party, and Kline Hill (as defined below) providing for:

(i)	the cancellation of all indebtedness, inclusive of the CS Solis Debt, owed to Carlyle by the Company, termination of all debt instruments by and between the Company and Carlyle (through the transfer of Carlyle’s interest in CS Solis, LLC, to the Company), and the satisfaction of all obligations owed to Carlyle by the Company under the terminated debt instruments;

(ii)	the issuance of a note for the principal amount of $10.0 million to Carlyle as part of the July 2024 Notes;

(iii)	the cancellation of all indebtedness owed to Kline Hill Partners Fund LP, Kline Hill Partners IV SPV LLC, and Kline Hill Partners Opportunity IV SPV, LLC (collectively “Kline Hill”). by the Company, termination of all debt instruments by and between the Company and Kline Hill, including the 2018 Bridge Notes, the revolving loan and the secured credit facility, and the satisfaction of all obligations owed to Kline Hill by the Company under the terminated debt instruments;

(iv)	the issuance of a note for the principal amount of $8.0 million to Kline Hill as part of the July 2024 Notes; and

(v)	the issuance of 1,500,000 shares of common stock, par value $0.0001 per share, of the Company (the “Common Stock”) to Kline Hill (the “Shares”).

2018 Bridge Notes

In 2018, Solaria issued senior subordinated convertible secured notes (“2018 Notes”) totaling approximately $3.4 million in exchange for cash. The 2018 Notes were secured by substantially all of the assets of Solaria, bore interest at the rate of 8% per annum, and the investors were entitled to receive twice the face value of the 2018 Notes at maturity. In connection with an amendment in 2021 to extend the maturity date of the 2018 Notes, Solaria issued warrants to purchase shares of Series E-1 redeemable convertible preferred stock of Solaria. The warrants were exercisable immediately in whole or in part at and expire on December 13, 2031. As part of the Business Combination with Complete Solar, the Solaria outstanding warrants issued were assumed by the parent company, Complete Solaria.

In December 2022, the Company entered into an amendment to the 2018 Notes further extending the maturity date from December 13, 2022 to December 13, 2023 in exchange for an increased repayment premium from 110% to 120% of the principal and accrued interest at the time of repayment. The amendment represented a troubled debt restructuring as the Company was experiencing financial difficulty, and the amended terms resulted in a concession to the Company. As the future undiscounted cash payments under the modified terms exceeded the carrying amount of the 2018 Notes on the date of modification, the modification was accounted for prospectively. The incremental repayment premium was being amortized to interest expense using the effective interest rate method.

The 2018 Notes were settled as part of the Exchange Agreement. In connection with the Exchange Agreement, the balance of the 2018 Notes was exchanged for the July 2024 Notes. In July 2024, the Company issued the principal amount of $8.0 million of its July 2024 Notes and 1,500,000 shares of the Company’s common stock in exchange for the cancellation of all indebtedness with Kline Hill. At the date of the cancellation, such indebtedness was comprised of the 2018 Notes of $11.7 million, the portion of the Revolving Loan balance assigned to Kline Hill of $3.9 million, and the Secured Credit Facility balance of $13.1 million. The Company concluded that the exchange represented a troubled debt restructuring as the Company was experiencing financial difficulty, and the new terms of the July 2024 Notes resulted in a concession to the Company. As the carrying amount of the debt exceeded the future undiscounted cash payments under the new terms on the date of the exchange, the Company recorded a gain on the troubled debt restructuring of $9.8 million in its fiscal 2024 unaudited condensed consolidated results of operations of which $7.3 million was recognized in the thirteen week period ended September 29, 2024 and $2.5 million was recognized in the fourth quarter of fiscal 2024.

Interest expense recognized on the 2018 Bridge was zero and $0.3 million in the thirteen weeks ended March 30, 2025, and March 31, 2024, respectively.

Revolving Loan

In October 2020, Solaria entered into a loan agreement (“SCI Loan Agreement”) with Structural Capital Investments III, LP (“SCI”).The SCI Loan Agreement was comprised of two facilities, a term loan (the “Term Loan”) and a revolving loan (the “Revolving Loan”) (together “Original Agreement”) for $5.0 million each with a maturity date of October 31, 2023. At December 29, 2024, only the Revolving Loan was outstanding.

The Revolving Loan had a term of thirty-six months, with the principal due at the end of the term and an annual interest rate of 7.75% or Prime rate plus 4.5%, whichever was higher. The SCI Loan Agreement required the Company to meet certain financial covenants relating to the maintenance of specified restricted cash balance, achieve specified revenue targets and maintain specified contribution margins (“Financial Covenants”) over the term of the Revolving Loan. The Revolving Loan was collateralized by substantially all assets and property of the Company.

Solaria had historically issued warrants to purchase shares of its Series E-1 redeemable convertible preferred stock of Solaria (“SCI Series E-1 warrants”). The warrants were fully exercisable in whole or in part at any time during the term of the Original agreement. As part of the Business Combination with Complete Solar, all the outstanding SCI Series E-1 warrants were assumed by the parent company, Complete Solaria.

In October 2023, the Company entered into an Assignment Agreement whereby Structural Capital Investments III, LP assigned the SCI debt to Kline Hill and Rodgers Massey Revocable Living Trust,, a related party, for a total purchase price of $5.0 million. In connection with the Exchange Agreement, the principal amount of $3.5 million of the Revolving Loan, plus accrued interest, owed to Kline Hill was exchanged for the July 2024 Notes. The principal portion of the Revolving Loan owing to the Rodgers Massey Revocable Living Trust of $1.5 million (plus accrued interest) remained outstanding as of March 30, 2025, and December 29, 2024. There are no financial covenants.

Interest expense recognized was less than $0.1 million in each of the thirteen weeks ended March 30, 2025 and March 31, 2024. Related party interest expense was less than $0.1 million in each of the thirteen weeks ended March 30, 2025 and March 31, 2024.

Secured Credit Facility

In December 2022, the Company entered into a secured credit facility agreement with Kline Hill Partners IV SPV LLC and Kline Hill Partners Opportunity IV SPV LLC (“Secured Credit Facility”). The Secured Credit Facility agreement allowed the Company to borrow up to 70% of the net amount of its eligible vendor purchase orders with a maximum amount of $10.0 million at any point in time. The purchase orders were backed by relevant customer sales orders which served as collateral. The amounts drawn under the Secured Credit Facility were eligible to be reborrowed provided that the aggregate borrowing did not exceed $20.0 million. The repayment terms under the Secured Credit Facility were (i) the borrowed amount multiplied by 1.15x if repaid within 75 days and (ii) the borrowed amount multiplied by 1.175x if repaid after 75 days. The Company could have repaid any borrowed amount without premium or penalty. Under the original terms, the Secured Credit Facility agreement was due to mature in April 2023. The Company set the balance outstanding as part of the Exchange Agreement, whereby the balance of $13.1 million of the Secured Credit Facility was exchanged for July 2024 Notes.

Interest expense recognized was zero and $0.5 million in the thirteen weeks ended March 30, 2025, and March 31, 2024, respectively.

Debt in CS Solis

As part of the Reorganization described in Note 1(a) Organization - Description of Business, the Company received cash and recorded debt for an investment by Carlyle. The investment was made pursuant to a subscription agreement, under which Carlyle contributed $25.6 million in exchange for 100 Class B Membership Units of CS Solis and the Company contributed the net assets of Complete Solar, Inc. in exchange for 100 Class A Membership Units. The Class B Membership Units were mandatorily redeemable by the Company on the three-year anniversary of the effective date of the CS Solis amended and restated LLC agreement (February 14, 2025). The Class B Membership Units accrued interest that was payable upon redemption at a rate of 10.5% (which was structured as a dividend payable based on 25% of the investment amount measured quarterly), compounded annually, and subject to increases in the event the Company declared any dividends. In connection with the investment by Carlyle, the Company issued to Carlyle a warrant to purchase 5,978,960 shares of the Company’s common stock at a price of $0.01 per share, of which, the purchase of 4,132,513 shares of the Company’s common stock is immediately exercisable. The Company accounted for the mandatorily redeemable investment from Carlyle in accordance with ASC 480 and recorded the investment as a liability, which was accreted to its redemption value under the effective interest method. The Company recorded the warrants as a discount to the liability.

On July 17 and July 18, 2023, and in connection with obtaining consent for the Mergers, Legacy Complete Solaria, FACT and Carlyle entered into an Amended and Restated Consent to the Business Combination Agreement (“Carlyle Debt Modification Agreement”) and an amended and restated warrant agreement (“Carlyle Warrant Amendment”), which modified the terms of the mandatorily redeemable investment made by Carlyle in Legacy Complete Solaria. Refer to Note 9 - Warrants for a description of the Carlyle Warrant Amendment. The Carlyle Debt Modification Agreement accelerated the redemption date of the investment to March 31, 2024, subsequent to the modification. The acceleration of the redemption date of the investment resulted in the total redemption amount to be 1.3 times the principal at December 31, 2023. The redemption amount increased to 1.4 times the original investment as of March 31, 2024.

The Company determined that the Carlyle was a related party beginning in 2024. In July 2024, in connection with the Exchange Agreement, the Company issued $10.0 million of the July 2024 Notes in exchange for the cancellation of all indebtedness with CS Solis of $37.2 million. The Company concluded that the exchange represented a troubled debt restructuring as the Company was experiencing financial difficulty, and the new terms under the convertible notes resulted in a concession to the Company. As the carrying amount of the debt exceeded the future undiscounted cash payments under the new terms on the date of the exchange, the Company recorded a gain on the troubled debt restructuring of $12.5 million in the third quarter of fiscal 2024 in connection with this transaction.

For the thirteen week periods ended March 30, 2025 and March 31, 2024, the Company recorded accretion of the liability as related party interest expense of zero and $2.5 million, respectively, and made no payments of interest expense.

(15) Borrowings and Derivative Liabilities

The Company’s borrowings and derivative liabilities consisted of the following (in thousands):

	As of
	December 29,	December 31,
	2024	2023
July 2024 Notes	$17,965	$-
July 2024 Notes derivative liability	13,563	-
July 2024 Notes - related parties	24,632	-
July 2024 derivative liability - related parties	21,127	-
September 2024 Notes	5,636	-
September 2024 Notes derivative liability	55,474	-
September 2024 Notes - related party	476	-
September 2024 Notes - derivative liability - related party	6,958	-
2018 Bridge Notes	-	11,031
Revolver Loan	1,500	5,168
Secured Credit Facility	-	12,158
Polar Settlement Agreement	-	300
Total Notes payable	147,331	28,657
Debt in CS Solis	-	33,280
Total notes payable and convertible notes, net	-	61,937
Less current portion	(1,500)	(61,937)
Notes payable and convertible notes, net of current portion	$145,831	$-

12% Senior Unsecured Convertible Notes

In July 2024, the Company issued $46.0 million of senior unsecured convertible notes (“July 2024 Notes”) to various lenders. Of the July 2024 Notes, $18.0 million were issued to a related party affiliated with the Company’s Chief Executive Officer and a director, Rodgers Massey Revocable Living Trust, $18.0 million were issued in exchange for the cancellation of indebtedness as discussed below of which $10.0 million were issued to Carlyle which was also deemed to be a related party in the fiscal year ended December 29, 2024. The July 2024 Notes bear interest at 12% per annum, and the principal is payable in full at maturity on July 1, 2029. The interest is payable in cash on January 1 and July 1 of each year, beginning on July 1, 2025. Upon default, principal and interest become immediately due and payable. The interest rate increases by 3% in the event of default. The July 2024 Notes are convertible into the Company’s common stock at the option of the holder at a conversion rate of $1.68 per share. Holders of July 2024 Notes may convert at any time. The July 2024 Notes may be declared due and payable at the option of the holder upon event of default and upon a qualifying change of control event. The conversion option is required to be bifurcated as a derivative liability, and the Company recorded a derivative liability of $28.7 million on the issuance date with a corresponding debt discount. In connection with the issuance of the July 2024 Notes, the Company issued the Cantor Warrant, as described in Note 14 - Warrants, to purchase shares of the Company’s common stock. At issuance, the Cantor Warrant had a fair value of $1.4 million, of which $0.9 million was recorded as a debt discount, and $0.5 million was included in the calculation of the Company’s gain on the troubled debt restructuring, as discussed above. As of December 29, 2024, the carrying amount of the convertible July 2024 Notes inclusive of the fair value of the derivative liability was $77.3 million, which reflects a derivative liability of $34.7 million and convertible notes of $70.4 million, less an unamortized debt discount of $27.8 million.

Interest expense recognized on the July 2024 Notes was $2.8 million and zero in the fiscal years ended December 29, 2024 and December 31, 2023, respectively. Of the total interest expense, related party interest expense was $1.7 million and zero in the fiscal years ended December 29, 2024 and December 31, 2023, respectively. Debt discount expense recognized on the July 2024 Notes was $1.8 million and zero in the fiscal years ended December 29, 2024 and December 31, 2023, respectively. Of the total debt discount expense, related party expense was $1.1 million and zero in the fiscal years ended December 29, 2024, and December 31, 2023, respectively. There are no financial covenants. The July 2024 Notes are not in default. However, due to the Company’s delayed filing of its Form 10K for the year ended December 29, 2024, the Company will be required to pay incremental default interest of 0.5% beginning April 16, 2025, which will cease upon the Company’s filing of its Form 10K.

The effective interest rate is 33.4% and 31.7% on the July 2024 Notes’ principal amounts of $28.0 million and $18.0 million, respectively.

As of December 29, 2024, $1.3 million and $1.6 million of contingent interest which is payable upon default is included in the July 2024 Notes and July 2024 Notes - related parties, respectively.

7% Senior Unsecured Convertible Notes

In September 2024, the Company issued $66.8 million of senior unsecured convertible notes to various lenders (the “September 2024 Notes”), $4.0 million of which were issued to Rodgers Family Freedom and Free Markets Charitable Trust (“Massey Charitable Trust”), a related party and $4.0 million were issued to Rodgers Massey Revocable Living Trust (collectively with Massey Charitable Trust, “Massey Trusts”), also a related party. The September 2024 Notes bear interest at 7% per annum, and the principal is payable in full at maturity on July 1, 2029. The interest is payable in cash on January 1 and July 1 of each year, beginning on July 1, 2025. Upon default, principal and interest become immediately due and payable. The September 2024 Notes are convertible into shares of the Company’s common stock at the option of the holder at a conversion rate of $2.14 per common share. Holders of September 2024 Notes may convert at any time. The September 2024 Notes may be declared due and payable at the option of the holder upon event of default and upon a qualifying change of control event. The conversion option is required to be bifurcated as a derivative liability, and the Company recorded a derivative liability of $91.5 million on the issuance date. As the fair value of the derivative liability exceeds the proceeds received, the Company recorded a corresponding financing loss of $24.7 million and debt discount for $66.8 million as of the issuance date. In December 2024, the Company issued an additional $13.0 million of September 2024 Notes for cash. The Company recognized a $10.9 million debt discount in connection with these additional proceeds.

As of December 29, 2024, the carrying amount of the September 2024 Notes inclusive of the fair value of the derivative liability was $68.5 million, which reflects a derivative liability of $62.4 million and convertible notes of $79.8 million, less an unamortized debt discount of $73.7 million.

Interest expense recognized on the September 2024 Notes was $1.4 million and zero in the fiscal years ended December 29, 2024 and December 31, 2023, respectively. Of the total interest expense, related party interest expense was $0.2 million and zero in the fiscal years ended December 29, 2024 and 2023, respectively. Debt discount expense recognized on the September 2024 Notes was $4.0 million and zero in the fiscal years ended December 29, 2024 and December 31, 2023, respectively. Of the total debt discount expense, related party expense was $0.5 million and zero in the fiscal years ended December 29, 2024, and December 31, 2023, respectively. There are no financial covenants. The September 2024 Notes are not in default. However, due to the Company’s delayed filing of its Form 10K for the year ended December 29, 2024, the Company will be required to pay incremental default interest of 0.5% beginning April 16, 2025, which will cease upon the Company’s filing of its Form 10K.

The effective interest rate is 27.6% and 47.3% on the September 2024 Notes’ principal amounts of $66.8 million and $13.0 million, respectively.

Exchange Agreement

On July 1, 2024, the Company entered into an Exchange Agreement (the “Exchange Agreement”) with Carlyle and Kline Hill (as defined below) providing for:

(i)	the cancellation of all indebtedness, inclusive of the CS Solis Debt, owed to Carlyle by the Company, termination of all debt instruments by and between the Company and Carlyle (through the transfer of Carlyle’s interest in CS Solis, LLC, to the Company), and the satisfaction of all obligations owed to Carlyle by the Company under the terminated debt instruments;

(ii)	the issuance of a note for the principal amount of $10.0 million to Carlyle as part of the July 2024 Notes;

(iii)	the cancellation of all indebtedness owed to Kline Hill Partners Fund LP, Kline Hill Partners IV SPV LLC, and Kline Hill Partners Opportunity IV SPV, LLC (collectively “Kline Hill”). by the Company, termination of all debt instruments by and between the Company and Kline Hill, including the 2018 Bridge Notes, the revolving loan and the secured credit facility, and the satisfaction of all obligations owed to Kline Hill by the Company under the terminated debt instruments;

(iv)	the issuance of a note for the principal amount of $8.0 million to Kline Hill as part of the July 2024 Notes; and

(v)	the issuance of 1,500,000 shares of common stock, par value $0.0001 per share, of the Company (the “Common Stock”) to Kline Hill (the “Shares”).

2018 Bridge Notes

In 2018, Solaria issued senior subordinated convertible secured notes (“2018 Notes”) totaling approximately $3.4 million in exchange for cash. The 2018 Notes were secured by substantially all of the assets of Solaria, bore interest at the rate of 8% per annum, and the investors were entitled to receive twice the face value of the 2018 Notes at maturity. In connection with an amendment in 2021 to extend the maturity date of the 2018 Notes, Solaria issued warrants to purchase shares of Series E-1 redeemable convertible preferred stock of Solaria. The warrants were exercisable immediately in whole or in part at and expire on December 13, 2031. As part of the Business Combination with Complete Solar, the outstanding warrants issued were assumed by the parent company, Complete Solaria.

In December 2022, the Company entered into an amendment to the 2018 Notes further extending the maturity date from December 13, 2022 to December 13, 2023 in exchange for an increased repayment premium from 110% to 120% of the principal and accrued interest at the time of repayment. The amendment represented a troubled debt restructuring as the Company was experiencing financial difficulty, and the amended terms resulted in a concession to the Company. As the future undiscounted cash payments under the modified terms exceeded the carrying amount of the 2018 Notes on the date of modification, the modification was accounted for prospectively. The incremental repayment premium was being amortized to interest expense using the effective interest rate method.

The 2018 Bridge Notes were settled as part of the Exchange Agreement. In connection with the Exchange Agreement, the balance of the 2018 Bridge Notes was exchanged for the July 2024 Notes. In July 2024, the Company issued the principal amount of $8.0 million of its July 2024 Notes and 1,500,000 shares of the Company’s common stock in exchange for the cancellation of all indebtedness with Kline Hill. At the date of the cancellation, such indebtedness was comprised of the 2018 Notes of $11.7 million, the portion of the Revolving Loan balance assigned to Kline Hill of $3.9 million, and the Secured Credit Facility balance of $13.1 million. The Company concluded that the exchange represented a troubled debt restructuring as the Company was experiencing financial difficulty, and the new terms of the July 2024 Notes resulted in a concession to the Company. As the carrying amount of the debt exceeded the future undiscounted cash payments under the new terms on the date of the exchange, the Company recorded a gain on the troubled debt restructuring of $9.8 million.

Interest expense recognized on the 2018 Bridge Notes was $0.7 million and $1.2 million, for the fiscal year ended December 29, 2024 and December 31, 2023, respectively.

Revolving Loan

In October 2020, Solaria entered into a loan agreement (“SCI Loan Agreement”) with Structural Capital Investments III, LP (“SCI”).

The SCI Loan Agreement was comprised of two facilities, a term loan (the “Term Loan”) and a revolving loan (the “Revolving Loan”) (together “Original Agreement”) for $5.0 million each with a maturity date of October 31, 2023. The Term Loan was repaid prior to the acquisition of Solaria by Complete Solar.

The Revolving Loan had a term of thirty-six months, with the principal due at the end of the term and an annual interest rate of 7.75% or Prime rate plus 4.5%, whichever was higher. The SCI Loan Agreement required the Company to meet certain financial covenants relating to the maintenance of specified restricted cash balance, achieve specified revenue targets and maintain specified contribution margins (“Financial Covenants”) over the term of the Revolving Loan. The Revolving Loan was collateralized by substantially all assets and property of the Company.

Solaria had historically issued warrants to purchase shares of Series E-1 redeemable convertible preferred stock of Solaria (“SCI Series E-1 warrants”). The warrants were fully exercisable in whole or in part at any time during the term of the Original agreement. As part of the Business Combination with Complete Solar, all the outstanding SCI Series E-1 warrants were assumed by the parent company, Complete Solaria.

In October 2023, the Company entered into an Assignment Agreement whereby Structural Capital Investments III, LP assigned the SCI debt to Kline Hill and Rodgers Massey Revocable Living Trust for a total purchase price of $5.0 million. The Company identified this arrangement as a related party transaction, as discussed in Note 23 - Related Party Transactions. A portion of the SCI Revolving Loan was cancelled as part of the Exchange Agreement. In connection with the Exchange Agreement, the principal amount of $3.5 million of the Revolving Loan was exchanged for the July 2024 Notes. The principal portion of the Revolving Loan owing to the Rodgers Massey Revocable Living Trust of $1.5 million (plus accrued interest) remains outstanding as of December 29, 2024. The outstanding amount is due on demand plus accrued interest.

Interest expense recognized for the fiscal years ended December 29, 2024 and December 31, 2023, was $0.5 million and $0.5 million, respectively. Related party interest was $0.2 million in the year ended December 29, 2024. There are no financial covenants.

Secured Credit Facility

In December 2022, the Company entered into a secured credit facility agreement with Kline Hill Partners IV SPV LLC and Kline Hill Partners Opportunity IV SPV LLC (“Secured Credit Facility”). The Secured Credit Facility agreement allowed the Company to borrow up to 70% of the net amount of its eligible vendor purchase orders with a maximum amount of $10.0 million at any point in time. The purchase orders were backed by relevant customer sales orders which served as collateral. The amounts drawn under the Secured Credit Facility were eligible to be reborrowed provided that the aggregate borrowing did not exceed $20.0 million. The repayment terms under the Secured Credit Facility were (i) the borrowed amount multiplied by 1.15x if repaid within 75 days and (ii) the borrowed amount multiplied by 1.175x if repaid after 75 days. The Company could have repaid any borrowed amount without premium or penalty. Under the original terms, the Secured Credit Facility agreement was due to mature in April 2023. The Company set the balance outstanding as part of the Exchange Agreement, whereby the balance of $13.1 million of the Secured Credit Facility was exchanged for the July 2024 Notes.

The Secured Credit Facility outstanding was zero and $12.2 million, including accrued financing cost of $4.5 million as of December 29, 2024 and December 31, 2023, respectively. The Company recognized interest expense of $1.0 million and $3.5 million related to the Secured Credit Facility during the fiscal years ended December 29, 2024 and December 31, 2023, respectively.

Polar Settlement Agreement

In September 2023, in connection with the Mergers, the Company entered into a settlement and release agreement with Polar Multi-Strategy Master Fund (“Polar”) for the settlement of a working capital loan that had been made by Polar to the Sponsor, prior to the closing of the Mergers. The settlement agreement required the Company to pay Polar $0.5 million in ten equal monthly installments and did not accrue interest. The balance outstanding was $0.3 million as of December 31, 2023. The remaining balance owed to Polar was paid in full in the fiscal year ended December 29, 2024.

Debt in CS Solis

As part of the Reorganization described in Note 1(a) Organization - Description of Business, the Company received cash and recorded debt for an investment by Carlyle. The investment was made pursuant to a subscription agreement, under which Carlyle contributed $25.6 million in exchange for 100 Class B Membership Units of CS Solis and the Company contributed the net assets of Complete Solar, Inc. in exchange for 100 Class A Membership Units. The Class B Membership Units were mandatorily redeemable by the Company on the three-year anniversary of the effective date of the CS Solis amended and restated LLC agreement (February 14, 2025). The Class B Membership Units accrued interest that was payable upon redemption at a rate of 10.5% (which was structured as a dividend payable based on 25% of the investment amount measured quarterly), compounded annually, and subject to increases in the event the Company declared any dividends. In connection with the investment by Carlyle, the Company issued to Carlyle a warrant to purchase 5,978,960 shares of the Company’s common stock at a price of $0.01 per share, of which, the purchase of 4,132,513 shares of the Company’s common stock is immediately exercisable. The Company has accounted for the mandatorily redeemable investment from Carlyle in accordance with ASC 480 and recorded the investment as a liability, which was accreted to its redemption value under the effective interest method. The Company recorded the warrants as a discount to the liability.

On July 17 and July 18, 2023, and in connection with obtaining consent for the Mergers, Legacy Complete Solaria, FACT and Carlyle entered into an Amended and Restated Consent to the Business Combination Agreement (“Carlyle Debt Modification Agreement”) and an amended and restated warrant agreement (“Carlyle Warrant Amendment”), which modified the terms of the mandatorily redeemable investment made by Carlyle in Legacy Complete Solaria.

The Carlyle Debt Modification Agreement accelerated the redemption date of the investment to March 31, 2024 subsequent to the modification. The acceleration of the redemption date of the investment resulted in the total redemption amount to be 1.3 times the principal at December 31, 2023. The redemption amount increased to 1.4 times the original investment as of March 31, 2024. Additionally, as part of the amendment, the parties entered into an amended and restated warrant agreement. As part of the Carlyle Warrant Amendment, Complete Solaria issued Carlyle a warrant to purchase up to 2,745,879 shares of Complete Solaria Common Stock at a price per share of $0.01, which is inclusive of the outstanding warrant to purchase 1,995,879 shares at the time of modification. The warrant, which expires on July 18, 2030, provides Carlyle with the right to purchase shares of Complete Solaria Common Stock based on (a) the greater of (i) 1,995,879 shares and (ii) the number of shares equal to 2.795% of Complete Solaria’s issued and outstanding shares of common stock, on a fully-diluted basis; plus (b) on and after the date that is ten (10) days after the date of the agreement, an additional 350,000 shares; plus (c) on and after the date that is thirty (30) days after the date of the agreement, if the original investment amount has not been repaid, an additional 150,000 shares; plus (d) on and after the date that is ninety (90) days after the date of the agreement, if the original investment amount has not been repaid, an additional 250,000 shares, in each case, of Complete Solaria Common Stock at a price of $0.01 per share. The warrants are classified as liabilities under ASC 815 and are recorded within warrant liability on the Company’s consolidated statements of operations and comprehensive loss.

The Company accounted for the modification of the long-term debt due CS Solis as a debt extinguishment in accordance with ASC 480 and ASC 470. As a result of the extinguishment, the Company recorded a loss on extinguishment, of $10.3 million, which is recorded within other income (expense), net in the consolidated statements of operations and comprehensive loss in the fiscal year ended December 31, 2023. The Company had a liability of $33.3 million in short-term debt due CS Solis on the consolidated balance sheet as of December 31, 2023. The Company recorded accretion of the liability as interest expense of $7.2 million for the fiscal year ended December 31, 2023, and made payments of interest expense of $0.6 million during the fiscal year ended December 31, 2023 Prior to the modification, during the fiscal years ended December 31, 2023 the Company recorded amortization of issuance costs as interest expense of $0.7 million.

The Company determined that the Carlyle was a related party beginning in 2024. In July 2024, the Company issued $10.0 million of senior unsecured convertible notes in exchange for the cancellation of all indebtedness with CS Solis of $37.2 million. The Company concluded that the exchange represented a troubled debt restructuring as the Company was experiencing financial difficulty, and the new terms under the convertible notes resulted in a concession to the Company. As the carrying amount of the debt exceeded the future undiscounted cash payments under the new terms on the date of the exchange, the Company recorded a gain on the troubled debt restructuring of $12.5 million. The convertible notes have the same terms and conditions as the other convertible notes issued in July 2024 described above.

For the fiscal years ended December 29, 2024 and December 31, 2023, the Company recorded accretion of the liability as interest expense of $3.9 million and $2.7 million, respectively, and made no payments of interest expense.

For the fiscal years ended December 29, 2024 and December 31, 2023, the Company recorded amortization of issuance costs as interest expense of zero and $0.7 million, respectively.

2022 Convertible Notes

In connection with the Original Business Combination Agreement, the Company raised a series of convertible notes (“2022 Convertible Notes”) during the fiscal year ended December 31, 2022 with an aggregate purchase price of $12.0 million, and during the fiscal year ended December 31, 2023 for an additional total purchase price of $21.3 million. Of the $33.3 million 2022 Convertible Notes issued, $12.1 million was issued to five related parties. Additionally, as part of the acquisition of Solaria, the Company assumed a note from an existing investor for its fair value of $6.7 million. The note contained the same terms as the other 2022 Convertible Notes. The Company did not incur significant issuance costs associated with the 2022 Convertible Notes. The 2022 Convertible Notes accrued interest at a rate of 5% per annum. Immediately prior to the closing of the Mergers, the 2022 Convertible Notes were converted into the number of shares of common stock of Complete Solaria equal to (x) the principal amount together with all accrued interest of the 2022 Convertible Notes divided by 0.75, divided by (y) the price of a share of common stock of Complete Solaria used to determine the conversion ratio in the Amended and Restated Business Combination Agreement. This resulted in the issuance of 5,316,460 shares of Complete Solaria common stock to the noteholders and no debt remains outstanding associated with the 2022 Convertible Notes as of December 31, 2023.

The Company recognized interest expense of $0.7 million related to the 2022 Convertible Notes during the fiscal year ended December 31, 2023. Of this interest expense, $0.4 million was with related parties.